The Apex Mid Cap Growth Fund
                              C/o Bhirud Funds Inc.
                     Soundview Plaza, 1266 East Main Street
                               Stamford, CT 06902
                             Telephone  (877) 593-8637

                               SEMI ANNUAL REPORT
                               January 31st , 2002


March 21, 2002

Enclosed is the Semi-Annual Report of the Apex Mid Cap Growth Fund for the 6 months ending January 31st , 2002.





Suresh L. Bhirud
Chairman of the Board




                          The Apex Mid Cap Growth Fund
             Schedule of Investments report Date January 31st , 2002

       CO.  NAME                      Shares   % MV    Market
                                                        Value
       HECLA MINING *                  20000           20,800
TOTAL  GOLD/SILVER MINING                      5.01    20,800

       CYTOGEN *                        3000            7,800
       MILLENNIUM PHARMACEUTICAL *       500            9,505
       IMMUNE RESPONSE *                8000            8,480
       KERAVISION *                     5000               43
       LCA VISION *                     3000            2,850
TOTAL  DRUG INDUSTRY                           6.91    28,678

       EMC CORPORATION *                 500            8,200
       PALM *                           4000           14,960
       METRICOM *                        100                7
TOTAL  COMPUTER & PERIP.                       5.58    23,167

       BEYOND.COM CORP *                 599              474
       ACTIVISION *                      500           13,140
       VA LINUX SYSTEMS *                500            1,210
       CITYVIEW CORP *                 10000            1,200
       DIGITAL RIVER INC *              1700           32,062
       ORACLE CORP. *                    500            8,630
       SOFTNET SYSTEMS *                 500              940
       RED HAT *                        1000            8,120
TOTAL  COMPUTER SOFTW & SVC                   15.85    65,776

       SUPERCONDUCTOR TECHNOLOGIES      1000            5,450
       *
       ELECTRIC FUEL CO *               1800            2,790
TOTAL  ELECTRICAL EQUIPT.                      1.99     8,240

       PARADYNE NETWORKS *              2000           11,800
       ADAPTIVE BROADBAND *             1300                4
       UNIVIEW TECHNOLOGIES *           8500            7,820
TOTAL  ELECTRONICS                             4.73    19,624

       TRANSMETA CORPORATION *          1000            3,140
       ADVANCED MICRO DEVICES INC.      1000           16,050
       *
       ATMEL CORP. *                     500            3,850
TOTAL  SEMICONDUCTOR                           5.55    23,040

       AUTOBYTEL.COM *                  3421           10,166
TOTAL  AUTO & TRUCK                            2.45    10,166

       NEXTEL COMMUNICATIONS *          1000            8,050
       INFOSPACE *                      3000            6,210
       KOREA THRUNET CO LTD *           1300            1,573
       USURF AMERICA INC *              4000              520
       HIGH SPEED ACCESS *              1000              640
       TERRA LYCOS SA *                 1000            8,070
       APPLIED DIGITAL SOLUTIONS *      6000            2,220
       SATYAM INFOWAY LIMITED *         4000            8,320
       INTERNET GOLD-GOLDEN LINES *     1000            1,800
       PREMIERE TECHNOLOGIES *          7400           32,116
TOTAL  TELECOM. SERVICES                      16.75    69,519

       SONUS NETWORKS *                 1000            4,070
       TELULAR CORPORATION *             100              744
       QIAO XING UNIV *                 1000            5,000
       ACCELERATED NETWORK *            2000              860
       CIENA CORP *                      500            6,350
       CONDUCTUS *                       500            1,370
TOTAL  TELECOM. EQUIPMENT                      4.43    18,394

       NORTHERN TELECOM LTD. *          1000            7,240
TOTAL  FOREIGN TELECOM.                        1.74     7,240

       See accompanying Notes to                    PAGE:   2
       Financial Statements

       CO.  NAME                      Shares   % MV    Market
                                                        Value

       ESAFETYWORLD INC *                500            1,205
       VIDEO NETWORK COMM *             1000              270
TOTAL  ENVIRONMENTAL                           0.36     1,475

       AMAZON COM. INC *                1500           21,285
TOTAL  RETAIL STORE                            5.13    21,285

       GSV INC *                         200               12
       EGGHEAD.COM *                    4260                9
TOTAL  RETAIL SPECIALTY                        0.00        21

       MORTGAGE.COM *                   4000               12
TOTAL  FINANCIAL SERVICES                      0.00        12

       E TRADE GROUP *                  1500           13,455
       TRACK DATA CORPORATION *        14000           30,380
       KNIGHT/TRIMARK GROUP *            500            5,055
       WIT SOUNDVIEW *                  2000            6,140
TOTAL  SECURITIES BROKERAGE COMP.             13.26    55,030

       VISIONICS CORPORATION *           500            7,065
       VISAGE TECHNOLOGY *              1000            9,500
       RAINMAKER SYSTEMS INC *          1000              430
TOTAL  INDUSTRIAL SERVICES                     4.09    16,995

       DRKOOP.COM INC *                 2000                6
TOTAL  HEALTHCARE INFO SYS                     0.00         6

       DIAMOND HITTS PRODUCTION IN*     9000               13

TOTAL  ENTERTAINMENT                           0.00        13

       PACIFICARE HEALTH SYS. INC.*      500            9,400

       CAREMATRIX *                      278               11
TOTAL  MEDICAL SERVICES                        2.27     9,411

       TRIMEDYNE INC *                 20000           10,000
TOTAL  MEDICAL SUPPLIES                        2.41    10,000

       EDULINK INC *                   40000              600
TOTAL  DIVERSIFIED CO                          0.14       600

       UNITED ONLINE *                  2785           13,229
       J2 GLOBAL COMMUNICATIONS *        199              915
       INTERNET CAPITAL GROUP INC *     3000            3,150
       AMERICAN ONLINE INC *             300            7,893
       CHINA.COM CORP CLASS A *         2000            6,540
       VERTICALNET *                    2000            2,600
       LOOKSMART LTD *                  1000            2,800
       PACIFIC INTERNET *               5000           14,250
TOTAL  INTERNET INDUSTRY                      12.38    51,377

       TIVO *                           2000           11,500
TOTAL  CABLE TV                                2.77    11,500

       TOTAL COMMON STOCKS                   113.80   472,362
-      -                            -        -      -
       TOTAL INVESTMENTS                     113.80   472,362
       OTHER ASSETS (LESS                    (13.80) (57,290)
       LIABILITIES)
-      -                            -        -      -
       NET ASSETS                            100.00   415,072
       NET ASSETS VALUE PER SHARE                        1.32
       OFFERING PRICE PER SHARE                          1.40
-      -                            -        -      -
       * Non - income producing
       securities


See accompanying Notes to Financial Statements         PAGE: 3

                          THE APEX MID CAP GROWTH FUND
 STATEMENT OF ASSETS AND LIABILITIES For the 6 months ended January 31st , 2002
                                   (Unaudited)

ASSETS
   Investment Securities at Value              $  472,362
(Identified cost -  $2,337,169) (Note 1)

  Due from broker                                  13,734
  Prepaid Insurance                                   123

  Total Assets                                              $486,219

LIABILITIES
    Cash-Overdraft                              $  20,471
    Investment Securities Purchases                17,608
    Accrued expenses                               33,068
  Total Liabilities                                       ($ 71,147)

    NET ASSETS (Equivalent to $1.32 per share             $  415,072
        based on 314,807  shares outstanding)

COMPOSITION OF NET ASSETS:
  Paid in Capital                              $3,325,314
  Distribution in excess of accumulated Net   (1,045,435)
Realized gain (loss)
  Accumulated Net Investment Income               --
  Net Unrealized Appreciation (Depreciation)  (1,864,807)
of Investments
  Total Net Assets                              $ 415,072

STATEMENT OF OPERATIONS (UNAUDITED) FOR THE SIX MONTHS ENDED JANUARY 31st , 2002


INVESTMENT INCOME
  Interest                                                 $     277
EXPENSES
  Audit                                            $4,000
  Fund Accounting                                   5,822
  Transfer Agent (Note 6)                           2,557

  Shareholder Report                                  175
  Directors                                         4,408
  Registration                                        720
  Insurance                                           807
  Fund Administration (Note 4)                        378
  Custodian                                         3,000
  Investment Advisor (Note 4)                       1,888
  12b-1 Fees                                          472
 Total Expenses                                             (24,227)
  Expense Reimbursement/ waived by Advisor                     2,266
(Note 4)
  Expense net of Reimbursement/ waiver                      (21,961)
NET INVESTMENT GAIN (LOSS)                                  (21,684)
       REALIZED AND UNREALIZED GAIN (LOSS) ON
                                  INVESTMENTS
  Net Realized Gain (Loss) on Investments                  (175,671)
  Change in Unrealized Appreciation                          198,999
(Depreciation) of Investments
       NET REALIZED/UNREALIZED GAIN (LOSS) ON                 23,328
                                  INVESTMENTS
NET INCREASE (DECREASE) IN NET ASSETS                          1,644
RESULTING FROM OPERATION
            See accompanying Notes to Financial Statements    PAGE: 4


                          THE APEX MID CAP GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS  EACH PERIOD (UNAUDITED)


                                      For the 6 Months  For the Year
                                                 Ended         Ended
                                      January 31, 2002 July 31, 2001

INCREASE (DECREASE) IN NET ASSETS
  Net Investment Income/ (loss)            $  (21,684)   $  (51,833)
  Net Realized Gain / (loss) on              (175,671)
investment  Securities Sold                                (442,745)
  Net unrealized                               198,999
appreciation/(depreciation) of                             (392,316)
Investments
  Net Increase (Decrease) in Net              $  1,644  $  (886,894)
Assets Resulting from Operations

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Dividend distributions paid                        0     (156,711)
  Capital Gains                                      0             0
  Total Distributions                                0     (156,711)

CAPITAL SHARE TRANSACTIONS
  Shares Sold                                    4,240       435,094
  Shares issued in lieu of Cash                      0
Distributions                                                155,339
  Cost of shares Redeemed                      (8,183)     (508,414)
  Increase (Decrease) in Net Assets            (3,943)        82,019
Due to Capital Share Transactions

  TOTAL INCREASE (DECREASE) IN NET             (2,299)     (961,586)
ASSETS
  NET ASSETS BEGINNING OF PERIOD               417,371     1,378,957
  NET ASSETS END OF PERIOD                   $ 415,072   $   417,371

  FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT
  EACH PERIOD (UNAUDITED)

                              For the For the For the  For the For the
                                    6    Year    Year     Year    Year
                               Months   Ended   Ended    Ended   Ended
                                Ended
                              January    July    July     July    July
                                  31,     31,     31,      31,     31,
                                 2002    2001    2000     1999    1998
NET ASSET VALUE, BEGINNING OF   $1.31   $4.45   $9.30    $7.53   $6.93
PERIOD
Income/(Loss) from Investment
Operations:
  Net Investment               (0.13)  (0.15)  (0.14)   (0.06)  (0.36)
Income/(Loss)
  Net Gain/(Loss) on             0.14  (2.48)  (2.28)     2.23    1.58
Securities (Both Realized and
Unrealized)
  Total from Investment          0.01  (2.63)  (2.42)     2.17    1.22
Operations
Distributions:
  Dividend Distributions Paid    0.00  (0.51)  (2.43)   (0.21)  (0.62)
  Distributions from Capital     0.00    0.00    0.00   (0.19)       0
Gains
  Total Distributions            0.00  (0.51)  (2.43)   (0.40)  (0.62)

NET ASSET VALUE, END OF        $ 1.32  $ 1.31  $ 4.45   $ 9.30  $ 7.53
PERIOD
Total Return (Not Reflecting  0.76%** (62.36) (37.21)   31.36%   8.66%
Sales Load)                                 %       %
Ratios/Supplemental Data:
  Net Assets, End of Period     $ 415   $ 417  $1,379   $2,527  $1,703
(in thousands)
  Ratios to Average Net
Assets:
    Expenses                  5.82%**   7.04%   2.68%    2.26%   5.26%
    Net Investment            (5.75)% (6.72)% (2.37)%  (0.66)% (2.54)%
Income/(Loss)                      **
    Effect of
Reimbursements/Waivers on     0.60%**   1.20%   1.19%    1.19%   1.19%
Above
Ratios
    Portfolio Turnover Rate
                             77.94%** 158.17% 355.90%  405.39% 205.06%

* Based on weighted average shares outstanding        ** Not annualizedSee

accompanying Notes to Financial Statements                  PAGE: 5


                  THE APEX MID CAP GROWTH FUND
                  NOTES TO FINANCIAL STATEMENTS
                  FOR THE SIX MONTHS ENDED  JANUARY 31, 2002

1.   SIGNIFICANT ACCOUNTING POLICIES
     Bhirud Funds Inc. (the "Fund") is a diversified open-end management investment company currently consisting of The Apex Mid Cap Growth Fund portfolio (the "Portfolio"). The Fund was incorporated in Maryland on May 27, 1992. Prior to November 4, 1992 (commencement of operations), the Fund had no operations other than the sale of 10,000 shares of stock on August 4, 1992 at a cost of $100,000 to Thomas James MidCap Partners representing the initial capital. The following is a summary of significant accounting policies followed by the Fund:

     SECURITY VALUATION
     Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

     Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

     United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME
     Security transactions are accounted for on the dates the securities are purchased or sold (the trade dates), with realized gain and loss on investments determined by using specific identification as the cost method. Interest income (including amortization of premium and discount, when appropriate) is recorded as earned. Dividend income and dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL INCOME TAXES
     The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.


2.   CAPITAL STOCK TRANSACTIONS
     The Articles of Incorporation, dated May 27, 1992, permit the Fund to issue twenty billion shares (par value $0.001). Transactions in shares of common stock for the six months ended January 31st , 2002 were as follows:

                                           Shares        Amount
    Beginning Balance                     318,599   $ 3,381,090
    Shares Sold                             2,884         4,240
    Shares Issued in  Reinvestment of           0             0
    Dividends

    Shares Redeemed                      ( 6,676)      ( 8,183)
    Net Increase (Decrease)               (3,792)       (3,943)
    Ending Balance                        314,807    $3,377,147




3.   INVESTMENTS
     Purchases and sales of securities for the six months ended January 31st , 2002 other than short-term securities, aggregated $317,387 and $329,006, respectively. The cost of securities is substantially the same for Federal income tax purposes.
     For Federal income tax purposes:
        Aggregate Cost               $2,337,169

        Gross Unrealized  Appreciation          35,866

        Gross Unrealized Depreciation       (1,900,673)

        Net Unrealized Depreciation        ($1,864,807)


4.   INVESTMENT ADVISORY CONTRACT
     The Fund employs Bhirud Associates, Incorporated (the "Advisor") to provide a continuous investment program for the Fund's portfolio, provide all facilities and personnel, including Officers required for its administrative management, and to pay the compensation of all Officers and Directors of the Fund who are affiliated with the Advisor. As compensation for the services rendered and related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and payable monthly, equal to 1.00% of the first $250 million of the average net assets of the Portfolio; 0.75% of the average net assets of the Portfolio between $250 and $500 million; and 0.65% of the average net assets of the Portfolio over $500 million. The Advisor has voluntarily agreed to reimburse the Fund in the event the Fund's expenses exceed certain prescribed limits. During the six months ended January 31st , 2002 the Advisor elected to defer the payment of Advisory fees payable in the amount of $ 1,888. The Advisor has voluntarily agreed to waive these fees, considering the small assets of the Fund. The Advisory and Administrative Services Contracts provide that if, in any fiscal year, the aggregate expenses of a Fund, excluding interest, taxes, brokerage and extraordinary expenses, but including the Advisory and Administrative Services fees, exceed the expense limitation of any state in which the Corporation is registered for sale, the Funds may deduct from fees paid to the Advisor and Administrator their proportionate share of such excess expenses to the extent of the fees payable. As a result of the passage of the National Securities Markets Improvement Act of 1996, all state expenses limitations have been eliminated at this time.

     The Fund retained Bhirud Associates, Inc. ("BAI") to act as Administrator for the Fund from November 1, 1994. BAI provided administrative services for the Fund. During the six months ended January 31st , 2002 the Administrator elected to defer the payment of Administrative service fees payable in the amount of $378.
     From December 1, 1996, the U.S. Bank has been providing custodian services and from February 1st, 1998, fund accounting and transfer agency functions are provided by Mutual Shareholders Services LLC.

5.   ORGANIZATION EXPENSES
     The organizational expense was amortized over the first five years of the Fund's operations and is now zero going forward.

6.   DISTRIBUTION PLAN
     The Fund's Board of Directors has adopted a distribution plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder. The Plan provides that the Portfolio may bear certain expenses and costs which in the aggregate are subject to a maximum of 0.25% per annum of the Portfolio's average daily net assets. For the six months ended January 31st , 2002, the Fund has incurred distribution costs of $472 payable to Bhirud Associates, Inc.

7.   TRANSACTIONS WITH AFFILIATES
     During the six months ended January 31st , 2002 the Fund paid $1,925, brokerage commissions to Bhirud Associates, Inc.

8.   RECLASSIFICATION OF CAPITAL ACCOUNTS
     In accordance with generally accepted accounting principals, the Fund recorded reclassifications in the capital accounts. The Fund recorded a permanent book/tax difference of $(51,833) as of July 31, 2001, from undistributed net investment income to paid in capital. These reclassifications have no impact on net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder.


                      THE APEX MID CAP GROWTH FUND
                        C/o Bhirud Funds Inc.
                           SOUNDVIEW PLAZA
                        1266 EAST MAIN STREET
                         STAMFORD, CT  06902
                           (877) 593-8637

Trustees Information

    The Fund's Board of Trustees has responsibility for the overall management and operations of the Portfolios. Each Trustee oversees Fund and serves until he or she resigns, retires or his or her successor is elected and qualified. Each officer serves until his or her successor is elected and qualified. The following table provides information regarding each Trustee, including those who are not an "interested person" of the Fund, as defined in the Investment Company Act of 1940.



Name, Address and Age  Position(s), Length    Principal Occupations
                       of Time Served         During Past 5 Years,
                                              Directorship Held

Officers and
Interested Directors

Suresh L. Bhirud, 53   Chairman of the Board  Chairman of the Board
27 Winding Ln.         and Treasurer since    and Treasures;
Darien, CT 06820       August 6,1992          President of Bhirud
                                              Associates, Inc.

Harish L. Bhirud, 48   Director since April   Director and Vice-
71 Strawberry Hill Ave.  7, 1997              President of Bhirud
#607                   Vice President since   Funds Inc.
Stamford, CT 06902     January 24, 1995       Vice-President Bhirud
                                              Associates, Inc.

Disinterested
Directors

Timothy M. Fenton,     Director since August  Chairman of Fenton &
58                     6, 1992                Zalenetz Inc., a
6 Jackson Dr.                                 direct marketing
Norwalk, CT 06851                             consulting firm.



M. John Sterba, Jr.,   Director since August  Chairman of
58                     6,1992                 Investment Management
Investment Mgmt                               Advisors, Inc.
Advisors Inc.
156 Fifth Ave.
New York, NY 10010


Alexander Norman       Director since August  Chairman and Chief
Crowder, III, 66       6,1992                 Executive Officer of
159 E Ave.,                                   Alexander & Alexander
Old Forge Green                               Consulting Group.
New Canaan, CT 06840